Victory Variable Insurance Funds II
Victory Pioneer Mid Cap Value

VCT Portfolio
(formerly, Pioneer Mid Cap Value VCT Portfolio)
Schedule of Investments | March 31, 2025

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 99.9% of Net Assets
	Automobile Components — 0.6%
6,769	Lear Corp.	$ 597,161
	Total Automobile Components	$597,161
	Automobiles — 0.9%
92,034	Ford Motor Co.	$ 923,101
	Total Automobiles	$923,101
	Banks — 9.2%
43,653	Citizens Financial Group, Inc.	$ 1,788,463
14,705	M&T Bank Corp.	2,628,519
122,498	Regions Financial Corp.	2,661,882
55,761	Truist Financial Corp.	2,294,565
	Total Banks	$9,373,429
	Beverages — 1.7%
27,985	Molson Coors Beverage Co., Class B	$ 1,703,447
	Total Beverages	$1,703,447
	Broadline Retail — 2.2%
32,803	eBay, Inc.	$ 2,221,747
	Total Broadline Retail	$2,221,747
	Capital Markets — 9.6%
23,769	Northern Trust Corp.	$ 2,344,812
24,944	Raymond James Financial, Inc.	3,464,971
44,284	State Street Corp.	3,964,746
	Total Capital Markets	$9,774,529
	Chemicals — 2.8%
39,932	Dow, Inc.	$ 1,394,426
20,721	LyondellBasell Industries NV, Class A	1,458,758
	Total Chemicals	$2,853,184
	Commercial Services & Supplies — 0.8%
9,948	Brink's Co.	$ 857,120
	Total Commercial Services & Supplies	$857,120
	Communications Equipment — 1.7%
4,008	Motorola Solutions, Inc.	$ 1,754,742
	Total Communications Equipment	$1,754,742
	Consumer Staples Distribution & Retail — 2.8%
24,236	Sysco Corp.	$ 1,818,669
9,772	Target Corp.	1,019,806
	Total Consumer Staples Distribution & Retail	$2,838,475
	Containers & Packaging — 1.9%
74,609	Graphic Packaging Holding Co.	$ 1,936,850
	Total Containers & Packaging	$1,936,850
	Distributors — 1.6%
13,362	Genuine Parts Co.	$ 1,591,949
	Total Distributors	$1,591,949

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Electric Utilities — 3.5%
33,586	Eversource Energy	$ 2,086,027
33,143	Exelon Corp.	1,527,229
	Total Electric Utilities	$3,613,256
	Electrical Equipment — 2.9%
8,913	Emerson Electric Co.	$ 977,221
7,727	Rockwell Automation, Inc.	1,996,502
	Total Electrical Equipment	$2,973,723
	Electronic Equipment, Instruments & Components — 1.1%
6,910	CDW Corp.	$ 1,107,397
	Total Electronic Equipment, Instruments & Components	$1,107,397
	Energy Equipment & Services — 1.4%
32,126	Baker Hughes Co.	$ 1,411,938
	Total Energy Equipment & Services	$1,411,938
	Entertainment — 1.5%
146,069(a)	Warner Bros Discovery, Inc.	$ 1,567,320
	Total Entertainment	$1,567,320
	Financial Services — 0.4%
5,916(a)	PayPal Holdings, Inc.	$ 386,019
	Total Financial Services	$386,019
	Food Products — 1.5%
4,217	Hershey Co.	$ 721,233
19,680	The Campbell’s Co.	785,626
	Total Food Products	$1,506,859
	Ground Transportation — 1.4%
9,716	JB Hunt Transport Services, Inc.	$ 1,437,482
	Total Ground Transportation	$1,437,482
	Health Care Equipment & Supplies — 5.2%
30,035	GE HealthCare Technologies, Inc.	$ 2,424,125
25,122	Zimmer Biomet Holdings, Inc.	2,843,308
	Total Health Care Equipment & Supplies	$5,267,433
	Health Care Providers & Services — 0.5%
2,055	Humana, Inc.	$ 543,753
	Total Health Care Providers & Services	$543,753
	Health Care REITs — 0.6%
29,956	Healthpeak Properties, Inc.	$ 605,710
	Total Health Care REITs	$605,710
	Hotel & Resort REITs — 0.7%
48,065	Host Hotels & Resorts, Inc.	$ 683,004
	Total Hotel & Resort REITs	$683,004
	Hotels, Restaurants & Leisure — 1.5%
8,971	Expedia Group, Inc.	$ 1,508,025
	Total Hotels, Restaurants & Leisure	$1,508,025

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
Shares		Value
	Household Durables — 2.2%
5,722	DR Horton, Inc.	$ 727,438
17,478	Whirlpool Corp.	1,575,292
	Total Household Durables	$2,302,730
	Industrial REITs — 0.9%
17,776	First Industrial Realty Trust, Inc.	$ 959,193
	Total Industrial REITs	$959,193
	Insurance — 5.6%
37,923	American International Group, Inc.	$ 3,297,026
19,457(a)	Brighthouse Financial, Inc.	1,128,311
33,764	Old Republic International Corp.	1,324,224
	Total Insurance	$5,749,561
	Machinery — 3.2%
20,571	AGCO Corp.	$ 1,904,257
15,265	Ingersoll Rand, Inc.	1,221,658
2,016	PACCAR, Inc.	196,298
	Total Machinery	$3,322,213
	Media — 2.2%
39,561	Fox Corp., Class A	$ 2,239,153
	Total Media	$2,239,153
	Metals & Mining — 0.3%
41,838(a)	Cleveland-Cliffs, Inc.	$ 343,908
	Total Metals & Mining	$343,908
	Multi-Utilities — 4.3%
65,994	CenterPoint Energy, Inc.	$ 2,390,963
24,910	Public Service Enterprise Group, Inc.	2,050,093
	Total Multi-Utilities	$4,441,056
	Oil, Gas & Consumable Fuels — 8.0%
17,662	Chord Energy Corp.	$ 1,990,861
131,723	Coterra Energy, Inc.	3,806,795
47,136	Range Resources Corp.	1,882,140
3,833	Valero Energy Corp.	506,224
	Total Oil, Gas & Consumable Fuels	$8,186,020
	Passenger Airlines — 0.7%
16,617	Delta Air Lines, Inc.	$ 724,501
	Total Passenger Airlines	$724,501
	Personal Care Products — 2.5%
108,281	Kenvue, Inc.	$ 2,596,578
	Total Personal Care Products	$2,596,578
	Residential REITs — 1.7%
8,051	AvalonBay Communities, Inc.	$ 1,727,906
	Total Residential REITs	$1,727,906
	Retail REITs — 1.1%
52,587	Kimco Realty Corp.	$ 1,116,948
	Total Retail REITs	$1,116,948

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Semiconductors & Semiconductor Equipment — 0.5%
11,636(a)	ON Semiconductor Corp.	$ 473,469
	Total Semiconductors & Semiconductor Equipment	$473,469
	Software — 0.7%
9,993(a)	Zoom Communications, Inc.	$ 737,184
	Total Software	$737,184
	Specialized REITs — 2.6%
8,168	Extra Space Storage, Inc.	$ 1,212,866
27,984	Gaming and Leisure Properties, Inc.	1,424,386
	Total Specialized REITs	$2,637,252
	Technology Hardware, Storage & Peripherals — 2.5%
47,583	HP, Inc.	$ 1,317,573
7,082(a)	Sandisk Corp.	337,174
21,248(a)	Western Digital Corp.	859,057
	Total Technology Hardware, Storage & Peripherals	$2,513,804
	Trading Companies & Distributors — 2.9%
21,391	AerCap Holdings NV	$ 2,185,518
5,146	WESCO International, Inc.	799,174
	Total Trading Companies & Distributors	$2,984,692
	Total Common Stocks (Cost $87,780,762)	$102,093,821

	SHORT TERM INVESTMENTS — 0.2% of Net Assets
	Open-End Fund — 0.2%
168,663(b)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 168,663
		$168,663
	TOTAL SHORT TERM INVESTMENTS (Cost $168,663)	$168,663
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $87,949,425)	$102,262,484
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(93,737)
	net assets — 100.0%	$102,168,747

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2025.

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$102,093,821	$—	$—	$102,093,821
Open-End Fund	168,663	—	—	168,663
Total Investments in Securities	$102,262,484	$—	$—	$102,262,484
During the period ended March 31, 2025, there were no transfers in or out of Level 3.